Variable Interest Entities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Assets [Abstract]
Cash and cash equivalents	$ 51,653		$ 26,926		$ 27,354
Accounts receivable	141,039		136,098		111,226		$ 80,400
Inventories	37,844		36,476		34,529
Property and equipment, net			31,980		32,648
Prepaid expenses and other current assets	3,445		2,670		3,277
Goodwill and intangibles, net	1,230		1,230		1,112
Other receivables	36,747		28,201		25,078
Other assets	7,055		5,199		3,111
Total assets	394,014		326,228		248,298
Liabilities [Abstract]
Accounts payable	120,383	[1]	106,495	[1],[2]	92,908	[2]
Accrued compensation and benefits	16,210		7,466		8,901
Accrued other	22,977		17,800		13,792
Medicare advance payment			0		3,742
Other long-term liabilities	10,333		5,749		5,717
Total liabilities	$ 300,923		264,212		188,754
AON Partners and Partners of Maryland [Member]
Assets [Abstract]
Cash and cash equivalents			26,844		24,074
Accounts receivable			136,098		111,183
Inventories			36,476		34,529
Property and equipment, net			0		108
Prepaid expenses and other current assets			846		374
Goodwill and intangibles, net			180		180
Other receivables			28,139		24,950
Other assets			1,489		1,241
Total assets			230,072		196,639
Liabilities [Abstract]
Accounts payable			102,783		89,275
Accrued compensation and benefits			6,021		6,504
Accrued other			15,926		9,346
Medicare advance payment			0		3,742
Other long-term liabilities			452		81
Due to AON and subsidiaries, net			128,204		102,090
Total liabilities			$ 253,386		$ 211,038

[1]	Includes amounts due to related party of $112,740 and $102,113 at September 30, 2023 and December 31, 2022, respectively
[2]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively